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                                          March 14, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   Pruco Life Flexible Premium Variable Annuity Account
            (File No. 811-07325)

            o  SP Advisor Variable Annuity
               (File No.: 333-52780)
            o  SP Anuity One/Plus Variable Annuity
               (File No.: 333-37728)
            o  SP FlexElite Variable Annuity
               (File No.: 333-75702)
            o  SP Select Variable Annuity
               (File No.: 333-52754)

Dear Commissioners:

      On behalf of Pruco Life Insurance Company and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

      In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

1.  Filer/Entity:         American Skandia Trust
    Registration No.:     811-05186
    CIK No.               0000814680
    Accession No.:        0001209286-06-000060
    Date of Filing:       03/09/2006

2.  Filer/Entity:         Evergreen Variable Annuity Trust Fund
    Registration No.:     811- 08716
    CIK No.               0000928754
    Accession No.:        0000936772-06-000052
    Date of Filing:       02/24/2006

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3.  Filer/Entity:         Gartmore Variable Insurance Trust
    Registration No.:     811-03213
    CIK No.               0000353905
    Accession No.:        0001193125-06-052248
    Date of Filing:       03/13/2006

4.  Filer/Entity:         Janus Aspen Series
    Registration No.:     811-07736
    CIK No.               0000906185
    Accession No.:        0000906185-06-011892
    Date of Filing:       02/24/2006

5.  Filer/Entity          The Prudential Series Fund, Inc.
    Registration No.:     811-03623
    CIK No.               0000711175
    Accession No.:        0001193125-06-048564
    Date of Filing:       03/08/2006

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                     Sincerely,

                                     /s/ C. Christopher Sprague
                                     ------------------------------------
                                     C. Christopher Sprague
                                     Vice President, Corporate Counsel